UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22251

Hatteras VC Co-Investment Fund II, LLC
(Exact name of registrant as specified in charter)

6601 SIX FORKS ROAD SUITE 340
RALEIGH, NORTH CAROLINA 27615
(Address of principal executive offices) (Zip code)

David B. Perkins
6601 SIX FORKS ROAD SUITE 340
RALEIGH, NORTH CAROLINA 27615
(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS
September 30, 2017
(Unaudited)

INVESTMENT TYPE AS A PERCENTAGE OF MEMBERS' CAPITAL AS FOLLOWS:

Description of Investment	Initial Investment Date	Cost	Fair Value	% of Members' Capital

Private Company:

Consumer:
Sonim Technologies, Inc. [a,b,c]
San Mateo, California
180,208 shares of
Series B Preferred Stock	Nov. 2009	167,180	174,161	3.40%

Sonim Technologies, Inc. [a,b,c]
San Mateo, California
774,944 shares of
Series A Preferred Stock	Nov. 2012	174,794	298,012	5.81%

Sonim Technologies, Inc. [a,b,c]
San Mateo, California
164,891 shares of
Series A-1 Preferred Stock	May. 2016	20,295	65,327	1.27%
Total Consumer		362,269	537,500	10.48%

Healthcare:
Clinipace, Inc. [a,b,c]
Raleigh, North Carolina
3,816,881 shares of
Series C Preferred Stock	Sep. 2011	500,000	629,270	12.26%

Medical Technology:
Lineagen, Inc. [a,b,c]
Salt Lake City, Utah
12,000 shares of
Common Stock	Jul. 2011	-	3,120	0.06%

Lineagen, Inc. [a,b,c]
Salt Lake City, Utah
336,117 shares of
Series B Preferred Stock	Jul. 2011	300,000	512,285	9.99%

Lineagen, Inc. [a,b,c]
Salt Lake City, Utah
266,003 shares of
Series C Preferred Stock	Nov. 2013	266,003	405,423	7.90%
Total Medical Technology		566,003	920,828	17.95%

Semiconductor:
Luxtera, Inc. [a,b,c]
Carlsbad, California
2,203,210 shares of
Series C Preferred Stock	Apr. 2012	301,413	262,194	5.11%

Software:
Clustrix, Inc. [a,b,c]
San Fransisco, California
9,667 shares of
Common Stock	Dec. 2010	250,001	-	0.00%

Kollective Technology. [a,b,c]
Sunnyvale, California
45,670 shares of
Common Stock	Jan. 2012	-	12,135	0.24%

Kollective Technology. [a,b,c]
Sunnyvale, California
333,334 shares of
Series B Preferred Stock	Jul. 2010	250,000	88,568	1.72%

Kollective Technology. [a,b,c]
Sunnyvale, California
1,361,147 shares of
Series C Preferred Stock	Jan. 2012	480,193	361,657	7.05%

Posit Science Corporation [a,b,c]
San Francisco, California
80,515 shares of
Common Stock	Dec. 2009	200,000	-	0.00%

Posit Science Corporation [a,b,c]
San Francisco, California
21,429 shares of
Series AA Preferred Stock	Sep. 2010	11,893	-	0.00%

Sailthru, Inc. [a,b,c]
New York, New York
171,141 shares of
Series A Preferred Stock	Sep. 2011	299,999	544,057	10.60%

SAVO Group Ltd. [a,b,c]
Raleigh, North Carolina
112,313 shares of
Common Stock	Jun. 2012	161,685	52,506	1.02%

Univa Corporation [a,b,c]
Austin, Texas
939,541 shares of
Series I Preferred Stock	Oct. 2010	432,114	1,346,788	26.25%

Univa Corporation [a,b,c]
Austin, Texas
47,853 shares of
Series II Preferred Stock	May 2014	98,428	158,114	3.08%
Total Software		2,184,313	2,563,825	49.96%

Total Investments in Private Companies (United States)		$3,913,998	$4,913,617	95.76%

Other Assets in excess of Liabilities			217,330	4.24%

Members' Capital			$5,130,947	100.00%

[a]	Non-income producing.
[b]	Portfolio holdings are subject to substantial restrictions as to resale.
[c]	Non-marketable securities.

The cost and fair value of restricted Private Company Investments are $3,913,998 and $4,913,617, respectively.

The Fund classifies its assets into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table presents the Fund’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Private Company*
Preferred Stock	$-	$-	$4,845,856	$4,845,856
Common Stock	-	-	67,761	67,761
Total Private Company	$-	$-	$4,913,617	$4,913,617

*	All private companies held in the Fund are Level 3 securities. For a detailed break-out of private companies by industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Preferred	Common
	Stock	Stock	Total
Balance as of July 1, 2017	$4,819,352	$72,085	$4,891,437
Net Realized Gain (Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	(6,031)	(4,324)	(10,355)
Gross Purchases	32,535	-	32,535
Gross Sales		-	-
Balance as of September 30, 2017	$4,845,856	$67,761	$4,913,617

Change in unrealized depreciation attributable to Level 3 investments held as of the reporting date is $(10,355).

The following is a summary of quantitative information about significant unobservable inputs used for Level 3 fair value measurements for investments held as of September 30, 2017:
Type of Investment	Fair Value as of September 30, 2017	Valuation Technique	Unobservable Input	Weighted Average	Range	Impact to valuation from an Increase in Input
Preferred Stock	1,623,552	Market Comparable Companies	Forward Revenue Multiple	1.28x	0.35x – 1.81x	Increase
			Discount Rate	15%	15%	Decrease
	3,222,304	Most Recent Capitalization	Private Financing	N/A	N/A	N/A

Common Stock	12,135	Market Comparable Companies	Forward Revenue Multiple	0x	N/A	Increase
			Discount Rate	15%	15%	Decrease
	55,626	Most Recent Capitalization	Private Financing	N/A	N/A	N/A
Total Investments	$4,913,617

I Investments in private companies are generally valued using most recent capitalization technique and market comparable companies techniques. The significant unobservable input used in the most recent capitalization technique is private financing. Two significant unobservable inputs used in the market comparable companies technique is the particular type of market multiple relied upon and a discount rate. Different types of multiples (e.g., forward revenue multiple) are relied upon across the Fund’s portfolio. A significant decrease in one of these multiples in isolation would result in a significantly lower fair value measurement. A significant increase in the discount rate in isolation would result in a significantly lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Fund's convertible promissory notes are the likelihood that cash flows or shares will not be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Fund's preferred and common stock are generally the financial results of privately held entities. If the financial condition of these companies were to deteriorate, or if market comparables were to fall, the value of the preferred stock or common stock in these private companies held by the Fund would be lower.

The Fund's valuation procedures have been approved by and are subject to continued oversight by the Fund's Board of Managers (the “Board”). The valuation procedures are implemented by the Adviser and the Fund's third party administrator, which report to the Board. For third-party information, the Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras VC Co-Investment Fund II, LLC

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	November 29, 2017

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	November 29, 2017

*	Print the name and title of each signing officer under his or her signature.